Stockholders' Equity (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 01, 2023	Jun. 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Line Items]
Shares issued		1,800,000
Common stock, per share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common shares (in Dollars)		$ 300,000
Capital contribution (in Dollars)	$ 300,000
Common stock, share authorized			100,000,000		100,000,000	100,000,000
Common stock, shares issued			14,505,000		14,505,000	13,500,000
Common stock, shares outstanding			14,505,000		14,505,000	13,500,000
Investors shares	1,800,000		1,800,000
Preferred stock, shares authorized			1,000,000		1,000,000	1,000,000
Preferred shares, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Preferred shares issued
Total proceeds (in Dollars)					$ 980,000
Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)					$ 0.5
Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)					$ 1
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued				955,000	1,005,000
Common stock, per share (in Dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized	100,000,000
Common stock, shares issued	13,500,000		14,505,000
Common stock, shares outstanding	13,500,000